Financial statements preparation - Basis of measurement (Details) $ in Millions	Sep. 30, 2018 AUD ($)
AASB 139 measurement basis
Fair values of financial assets and financial liabilities
Financial assets	$ 864,584
Financial liabilities	811,439
AASB 139 measurement basis | Collateral received
Fair values of financial assets and financial liabilities
Financial liabilities	2,184
AASB 139 measurement basis | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities	559,285
AASB 139 measurement basis | Other financial liabilities at fair value
Fair values of financial assets and financial liabilities
Financial liabilities	28,105
AASB 139 measurement basis | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities	24,407
AASB 139 measurement basis | Debt issues at fair value
Fair values of financial assets and financial liabilities
Financial liabilities	172,596
AASB 139 measurement basis | Life insurance liabilities
Fair values of financial assets and financial liabilities
Financial liabilities	7,597
AASB 139 measurement basis | Loan capital
Fair values of financial assets and financial liabilities
Financial liabilities	17,265
AASB 139 measurement basis | Cash and balances with central banks
Fair values of financial assets and financial liabilities
Financial assets	26,788
AASB 139 measurement basis | Collateral paid
Fair values of financial assets and financial liabilities
Financial assets	4,787
AASB 139 measurement basis | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets	23,132
AASB 139 measurement basis | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets	24,101
AASB 139 measurement basis | Available-for-sale securities
Fair values of financial assets and financial liabilities
Financial assets	61,119
AASB 139 measurement basis | Loans
Fair values of financial assets and financial liabilities
Financial assets	709,690
AASB 139 measurement basis | Life insurance assets
Fair values of financial assets and financial liabilities
Financial assets	9,450
AASB 139 measurement basis | Other financial assets
Fair values of financial assets and financial liabilities
Financial assets	5,517
AASB 9
Fair values of financial assets and financial liabilities
Financial assets	864,584
Financial liabilities	811,439
AASB 9 | Collateral received
Fair values of financial assets and financial liabilities
Financial liabilities	2,184
AASB 9 | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities	559,285
AASB 9 | Other financial liabilities at fair value
Fair values of financial assets and financial liabilities
Financial liabilities	28,105
AASB 9 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities	24,407
AASB 9 | Debt issues at fair value
Fair values of financial assets and financial liabilities
Financial liabilities	172,596
AASB 9 | Life insurance liabilities
Fair values of financial assets and financial liabilities
Financial liabilities	7,597
AASB 9 | Loan capital
Fair values of financial assets and financial liabilities
Financial liabilities	17,265
AASB 9 | Cash and balances with central banks
Fair values of financial assets and financial liabilities
Financial assets	26,788
AASB 9 | Collateral paid
Fair values of financial assets and financial liabilities
Financial assets	4,787
AASB 9 | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets	23,132
AASB 9 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets	24,101
AASB 9 | Available-for-sale securities
Fair values of financial assets and financial liabilities
Financial assets	61,119
AASB 9 | Loans
Fair values of financial assets and financial liabilities
Financial assets	709,690
AASB 9 | Life insurance assets
Fair values of financial assets and financial liabilities
Financial assets	9,450
AASB 9 | Other financial assets
Fair values of financial assets and financial liabilities
Financial assets	5,517
Amortised cost | AASB 139 measurement basis
Fair values of financial assets and financial liabilities
Financial assets	746,236
Amortised cost | AASB 139 measurement basis | Cash and balances with central banks
Fair values of financial assets and financial liabilities
Financial assets	26,788
Amortised cost | AASB 139 measurement basis | Collateral paid
Fair values of financial assets and financial liabilities
Financial assets	4,787
Amortised cost | AASB 139 measurement basis | Loans
Fair values of financial assets and financial liabilities
Financial assets	709,144
Amortised cost | AASB 139 measurement basis | Other financial assets
Fair values of financial assets and financial liabilities
Financial assets	5,517
Amortised cost | AASB 9
Fair values of financial assets and financial liabilities
Financial assets	746,991
Financial liabilities	730,605
Amortised cost | AASB 9 | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities	518,107
Amortised cost | AASB 9 | Other financial liabilities at fair value
Fair values of financial assets and financial liabilities
Financial liabilities	23,808
Amortised cost | AASB 9 | Debt issues at fair value
Fair values of financial assets and financial liabilities
Financial liabilities	169,241
Amortised cost | AASB 9 | Loan capital
Fair values of financial assets and financial liabilities
Financial liabilities	17,265
Amortised cost | AASB 9 | Cash and balances with central banks
Fair values of financial assets and financial liabilities
Financial assets	26,788
Amortised cost | AASB 9 | Collateral paid
Fair values of financial assets and financial liabilities
Financial assets	4,787
Amortised cost | AASB 9 | Available-for-sale securities
Fair values of financial assets and financial liabilities
Financial assets	811
Amortised cost | AASB 9 | Loans
Fair values of financial assets and financial liabilities
Financial assets	709,088
Amortised cost | AASB 9 | Other financial assets
Fair values of financial assets and financial liabilities
Financial assets	5,517
Amortised cost | Amortised cost | AASB 139 measurement basis
Fair values of financial assets and financial liabilities
Financial liabilities	730,605
Amortised cost | Amortised cost | AASB 139 measurement basis | Collateral received
Fair values of financial assets and financial liabilities
Financial liabilities	2,184
Amortised cost | Amortised cost | AASB 139 measurement basis | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities	518,107
Amortised cost | Amortised cost | AASB 139 measurement basis | Other financial liabilities at fair value
Fair values of financial assets and financial liabilities
Financial liabilities	23,808
Amortised cost | Amortised cost | AASB 139 measurement basis | Debt issues at fair value
Fair values of financial assets and financial liabilities
Financial liabilities	169,241
Amortised cost | Amortised cost | AASB 139 measurement basis | Loan capital
Fair values of financial assets and financial liabilities
Financial liabilities	17,265
Amortised cost | Amortised cost | AASB 9 | Collateral received
Fair values of financial assets and financial liabilities
Financial liabilities	2,184
FVIS | AASB 139 measurement basis
Fair values of financial assets and financial liabilities
Financial assets	57,229
FVIS | AASB 139 measurement basis | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets	23,132
FVIS | AASB 139 measurement basis | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets	24,101
FVIS | AASB 139 measurement basis | Loans
Fair values of financial assets and financial liabilities
Financial assets	546
FVIS | AASB 139 measurement basis | Life insurance assets
Fair values of financial assets and financial liabilities
Financial assets	9,450
FVIS | AASB 9
Fair values of financial assets and financial liabilities
Financial assets	57,560
Financial liabilities	80,834
FVIS | AASB 9 | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities	41,178
FVIS | AASB 9 | Other financial liabilities at fair value
Fair values of financial assets and financial liabilities
Financial liabilities	4,297
FVIS | AASB 9 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities	24,407
FVIS | AASB 9 | Debt issues at fair value
Fair values of financial assets and financial liabilities
Financial liabilities	3,355
FVIS | AASB 9 | Life insurance liabilities
Fair values of financial assets and financial liabilities
Financial liabilities	7,597
FVIS | AASB 9 | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets	23,132
FVIS | AASB 9 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets	24,101
FVIS | AASB 9 | Available-for-sale securities
Fair values of financial assets and financial liabilities
Financial assets	275
FVIS | AASB 9 | Loans
Fair values of financial assets and financial liabilities
Financial assets	602
FVIS | AASB 9 | Life insurance assets
Fair values of financial assets and financial liabilities
Financial assets	9,450
FVIS | FVIS | AASB 139 measurement basis
Fair values of financial assets and financial liabilities
Financial liabilities	80,834
FVIS | FVIS | AASB 139 measurement basis | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities	41,178
FVIS | FVIS | AASB 139 measurement basis | Other financial liabilities at fair value
Fair values of financial assets and financial liabilities
Financial liabilities	4,297
FVIS | FVIS | AASB 139 measurement basis | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities	24,407
FVIS | FVIS | AASB 139 measurement basis | Debt issues at fair value
Fair values of financial assets and financial liabilities
Financial liabilities	3,355
FVIS | FVIS | AASB 139 measurement basis | Life insurance liabilities
Fair values of financial assets and financial liabilities
Financial liabilities	7,597
FVOCI | AASB 139 measurement basis
Fair values of financial assets and financial liabilities
Financial assets	61,119
FVOCI | AASB 139 measurement basis | Available-for-sale securities
Fair values of financial assets and financial liabilities
Financial assets	61,119
FVOCI | AASB 9
Fair values of financial assets and financial liabilities
Financial assets	60,033
FVOCI | AASB 9 | Available-for-sale securities
Fair values of financial assets and financial liabilities
Financial assets	$ 60,033